Note 5 - Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Liabilities

Accrued liabilities consisted of the following as of
December
31,
2016
and
2015
(in thousands):

	December 31,	December 31,
	2016	2015

Accrued bonuses	$1,102	$613
Accrued professional fees	483	388
Accrued payroll and other related expenses	389	113
Accrued interest	65	22
Other accruals	147	157
Total accrued liabilities	$2,186	$1,293